Intangible Assets - Schedule of Intangible Assets (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
At Cost:
Less: accumulated impairment	$ (113,707)	$ (88,426)	$ (113,707)
Less: accumulated amortization	(1,585,610)	(1,233,074)	(906,821)	(123,848)
Intangible Assets, net	1,837,351	1,428,844	2,421,510	2,977,564
Customer relationships [Member]
At Cost:
Intangible assets, gross	1,944,044	1,511,816	1,944,044	1,944,044
Software [Member]
At Cost:
Intangible assets, gross	567,986	441,703	473,356	271,693
Research and development [Member]
At Cost:
Intangible assets, gross	$ 1,024,638	$ 796,825	$ 1,024,638	$ 885,675